Investments in affiliates (Tables)	12 Months Ended
Dec. 31, 2024
Investments in affiliates
Investments in affiliates
	December 31,
	2024	2023

Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Interest held	19.4%	19.4%

	US$’000	US$’000

Long-term investment, at cost, less impairment	5,540	5,540
Share of undistributed profits	4,407	4,316
	9,947	9,856

Summary of the financial information of the affiliates
	December 31,
	2024	2023
Balance Sheet:	US$’000	US$’000

Current assets	50,487	51,683

Non-current assets	10,569	10,909
Total assets	61,056	62,592

Total liabilities	(25,204)	(26,374)
Total shareholders’ equity	35,852	36,218
	Year ended December 31,
	2024	2023
Operating results:	US$’000	US$’000

Net sales	48,365	38,530

Operating income	1,926	337

Net income	2,008	9,978